Note 7 - Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Deferred Charges [Table Text Block]
Balance, January 1, 2019	$26,250
Additions	6,280
Amortization	(8,948)
Write-off and other movements (Note 6)	(1,599)
Balance, December 31, 2019	$21,983
Additions	15,481
Amortization	(9,056)
Write-off and other movements (Note 6)	(726)
Balance, December 31, 2020	$27,682